Income Taxes (Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	€ 318,477
Net operating losses for which deferred tax assets are recognized	229
Expiration Year: 2013 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	16,309
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2014 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	37,607
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2015 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	0
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2016 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	0
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2017 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	47,429
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2018 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	47,293
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2019 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	35,905
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2020 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	147
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2021 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	60,564
Net operating losses for which deferred tax assets are recognized	149
Expiration Year: 2021-2028 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	0
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2029 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	22,374
Net operating losses for which deferred tax assets are recognized	0
Expiration Year: 2030 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	3,689
Net operating losses for which deferred tax assets are recognized	0
Unlimited (No Expiration) [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	47,160
Net operating losses for which deferred tax assets are recognized	€ 80